Note 6 - Fixed Assets, net - Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 179,470,469	$ 256,047	$ 218,295
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,617,602	112,241	97,612
Property, Plant and Equipment, Net	177,852,867	143,806	120,683
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	129,753	102,507	64,615
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		71,929	44,111
Property, Plant and Equipment, Net		30,578	20,504
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,333	28,786	14,802
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		12,753	2,767
Property, Plant and Equipment, Net		16,033	12,035
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	127,563	112,111	34,721
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		19,495	7,053
Property, Plant and Equipment, Net		92,616	27,668
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			90,285
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			40,629
Property, Plant and Equipment, Net			49,657
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,576	12,643	13,871
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		8,064	3,052
Property, Plant and Equipment, Net		4,579	$ 10,819
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	19,793,362
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	158,256,285
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,127,597